Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit	₩ 527,023	₩ 1,005,276	₩ 1,846,059
Adjustments for:
Depreciation	3,693,288	3,530,770	3,346,461
Amortization	465,935	453,689	498,193
Finance income	(1,645,330)	(3,476,227)	(1,850,756)
Finance costs	2,098,373	3,202,268	2,179,233
Income tax expense	612,135	320,954	789,367
Gain on disposal of property, plant and equipment	(15,792)	(26,533)	(9,387)
Loss on disposal of property, plant and equipment	89,883	85,149	125,823
Impairment loss on property, plant and equipment	135,653	608,122	275,846
Gain on disposal of intangible assets	(2,036)	(8,570)	(401)
Gain on disposal of investments in subsidiaries, associates and joint ventures	(47,374)	(14,235)	(197,088)
Loss on disposal of investments in subsidiaries, associates and joint ventures	12,819	73,428	18,843
Share of loss (profit) of equity-accounted investees	(349,910)	256,458	(269,678)
Expenses related to post-employment benefits	264,232	246,484	206,614
Increase to provisions	410,522	217,174	160,880
Impairment loss on trade and other receivables	203,802	185,129	265,914
Loss on (reversal of) valuation of inventories	(25,482)	77,832	309,317
Impairment loss on goodwill and intangible assets	51,640	47,993	129,907
Gain on disposal of assets held for sale	(53,692)	(4,801)	(1,312)
Loss on disposal of assets held for sale	13,104	33,943	103,366
Gain on insurance claim	(19,596)	(157,552)	(7,682)
Others, net	(4,216)	11,797	(43,415)
Adjustments to reconcile profit (loss) other than changes in working capital	5,887,958	5,663,272	6,030,045
Changes in operating assets and liabilities	(776,207)	261,841	(1,087,529)
Interest received	421,430	570,769	447,621
Interest paid	(1,085,791)	(1,028,654)	(1,038,005)
Dividends received	437,835	744,857	696,941
Income taxes paid	(840,338)	(553,706)	(727,437)
Net cash provided by operating activities	4,571,910	6,663,655	6,167,695
Cash flows from investing activities
Acquisitions of short-term financial instruments	(15,987,580)	(15,835,323)	(39,830,719)
Proceeds from disposal of short-term financial instruments	16,093,407	19,501,852	40,174,440
Acquisitions of long-term financial instruments	(19,921)	(3,791)	(5,362)
Increase in loans	(277,442)	(820,248)	(1,238,668)
Collection of loans	100,034	784,616	1,369,763
Acquisitions of securities	(836,079)	(1,144,352)	(380,744)
Proceeds from disposal of securities	489,046	1,210,011	142,791
Acquisitions of investments in associates and joint ventures	(213,279)	(301,816)	(417,603)
Proceeds from disposal of investments in associates and joint ventures	39,170	45,185	142,316
Acquisitions of property, plant and equipment	(5,665,151)	(7,669,700)	(6,733,289)
Proceeds from (payment for) disposal of property, plant and equipment	214,126	44,189	(11,895)
Acquisitions of investment property	(3,614)	(3,883)	(56,043)
Proceeds from disposal of investment property	1,403	418	707
Acquisitions of intangible assets	(576,029)	(492,785)	(481,882)
Proceeds from disposal of intangible assets	7,910	11,711	30,328
Proceeds from disposal of assets held for sale	846,102	10,307	4,850
Collection of lease receivables	25,480	31,136	52,657
Cash outflows due to business combinations, net of cash acquired	0	0	(150,201)
Net assets acquired due to changes in the scope of consolidation	(807,255)	0	0
Net assets disposed due to changes in the scope of consolidation	71,597	0	0
Cash inflow from insurance claim	19,596	157,278	7,682
Others, net	(208,799)	(11,588)	(7,352)
Net cash used in investing activities	(6,687,278)	(4,486,783)	(7,388,224)
Cash flows from financing activities
Proceeds from borrowings	5,393,340	5,899,541	7,817,217
Repayment of borrowings	(5,158,334)	(7,532,911)	(4,461,114)
Proceeds from (repayment of) short-term borrowings, net	2,158,541	(217,759)	(2,524,077)
Payment of cash dividends	(915,216)	(844,195)	(815,451)
Repayment of hybrid bonds	0	0	(340,000)
Payment of interest of hybrid bonds	0	0	(10,043)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	832,430	513,710	299,342
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(4,436)	(19,080)	(9,721)
Repayment of lease liabilities	(143,423)	(195,367)	(222,829)
Acquisition of treasury shares	0	(92,311)	0
Others, net	239,946	186,639	88,083
Net cash provided by (used in) financing activities	2,402,848	(2,301,733)	(178,593)
Effect of exchange rate fluctuation on cash held	(5,578)	221,880	16,719
Net increase (decrease) in cash and cash equivalents	281,902	97,019	(1,382,403)
Cash and cash equivalents at beginning of the period	6,767,898	6,670,879	8,053,282
Cash and cash equivalents at end of the period	₩ 7,049,800	₩ 6,767,898	₩ 6,670,879